SUBSEQUENT EVENTS (Details Narrative) $ in Thousands	1 Months Ended
Mar. 31, 2024 USD ($) shares
SUBSEQUENT EVENTS
Issue of common share | shares	1,256,000
Gross proceeds from issue of share | $	$ 993